Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Gross amount of recognized assets	$ 194	$ 200
Derivative liabilities eligible for set-off in case of default	(96)	(104)
Cash collateral received	0	0
Non-cash collateral received	0	0
Net asset exposure	98	96
Total
Gross amount of recognized assets	194	200
Derivative liabilities eligible for set-off in case of default	(96)	(104)
Cash collateral received	0	0
Non-cash collateral received	0	0
Net asset exposure	$ 98	$ 96